Short-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term investments	¥ 3,621,637	$ 568,314	¥ 1,473,349
Pledged as collateral
Short-term investments	¥ 432,753		¥ 603,185